Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity risk [Abstract]
Schedule of Reconciliation of Funding	Reconciliation of Lloyds Bank Group funding to the balance sheet (audited)

	Included in funding analysis £bn	Cash collateral received £bn	Fair value and other accounting methods[1] £bn	Balance sheet £bn
At 31 December 2024
Deposits from banks	2.3	0.6	0.2	3.1
Debt securities in issue at amortised cost	51.6	–	(6.3)	45.3
Subordinated liabilities	8.7	–	(1.5)	7.2
Total wholesale funding	62.6	0.6
Customer deposits	451.8	–	–	451.8
Total	514.4	0.6
At 31 December 2023
Deposits from banks	2.8	0.6	0.2	3.6
Debt securities in issue at amortised cost	59.3	–	(6.9)	52.4
Subordinated liabilities	8.3	–	(1.4)	6.9
Total wholesale funding	70.4	0.6
Customer deposits	442.0	–	–	442.0
Total	512.4	0.6
1Includes the unamortised HBOS acquisition adjustments on subordinated liabilities, the fair value movements on liabilities held at fair value through profit or loss, and hedge accounting adjustments that impact the accounting carrying value of the liabilities.
Total wholesale funding by currency (audited)

	Sterling £bn	US dollar £bn	Euro £bn	Other currencies £bn	Total £bn
At 31 December 2024	16.2	25.4	14.4	6.6	62.6
At 31 December 2023	19.8	25.7	17.8	7.1	70.4

Schedule of Term Issuance	Analysis of 2024 term issuance (audited)

	Sterling £bn	US dollar £bn	Euro £bn	Other currencies £bn	Total £bn
Securitisation[1]	1.3	–	0.4	–	1.7
Covered bonds	–	–	0.4	–	0.4
Senior unsecured notes	–	4.7	1.3	0.5	6.5
Subordinated liabilities	–	–	–	0.4	0.4
Additional tier 1	–	1.2	–	–	1.2
Total issuance	1.3	5.9	2.1	0.9	10.2
1Includes significant risk transfer securitisations.

Schedule of Maturities of Liabilities	The table below analyses financial instrument liabilities of the Group on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Deposits from banks	1,769	342	504	520	105	3,240
Customer deposits	421,432	8,810	18,855	3,396	218	452,711
Repurchase agreements	8,974	5,169	15,300	9,416	–	38,859
Financial liabilities at fair value through profit or loss	9	80	415	640	5,848	6,992
Debt securities in issue at amortised cost	1,363	7,812	5,422	31,428	10,982	57,007
Lease liabilities	23	64	237	554	373	1,251
Subordinated liabilities	23	681	522	3,973	4,859	10,058
Total non-derivative financial liabilities	433,593	22,958	41,255	49,927	22,385	570,118
Derivative financial liabilities:
Gross settled derivatives – outflows	7,535	4,934	7,476	4,956	2,702	27,603
Gross settled derivatives – inflows	(7,329)	(4,683)	(6,953)	(4,332)	(1,597)	(24,894)
Gross settled derivatives – net flows	206	251	523	624	1,105	2,709
Net settled derivative liabilities	3,043	–	21	57	286	3,407
Total derivative financial liabilities	3,249	251	544	681	1,391	6,116
At 31 December 2023
Deposits from banks	1,776	947	241	611	1	3,576
Customer deposits	412,803	5,790	15,547	8,570	255	442,965
Repurchase agreements	3,626	4,092	1,085	31,399	–	40,202
Financial liabilities at fair value through profit or loss	118	42	416	1,094	4,425	6,095
Debt securities in issue at amortised cost	1,386	6,651	14,283	30,893	10,932	64,145
Lease liabilities	13	69	242	754	586	1,664
Subordinated liabilities	23	58	238	4,548	5,099	9,966
Total non-derivative financial liabilities	419,745	17,649	32,052	77,869	21,298	568,613
Derivative financial liabilities:
Gross settled derivatives – outflows	2,890	2,145	11,374	6,549	4,168	27,126
Gross settled derivatives – inflows	(2,642)	(2,004)	(11,214)	(6,612)	(4,241)	(26,713)
Gross settled derivatives – net flows	248	141	160	(63)	(73)	413
Net settled derivative liabilities	3,013	–	51	65	317	3,446
Total derivative financial liabilities	3,261	141	211	2	244	3,859

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts	The table below shows the contractual maturity of the Group’s contingents, commitments and guarantees. Commitments are shown in the time band containing the earliest date the commitment can be drawn down. For financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

	Within 1 year £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Acceptances and endorsements	39	–	–	–	39
Other contingent liabilities	1,201	547	204	532	2,484
Total contingent liabilities	1,240	547	204	532	2,523
Lending commitments and guarantees	127,789	559	404	84	128,836
Other commitments	111	–	–	–	111
Total commitments and guarantees	127,900	559	404	84	128,947
Total contingents, commitments and guarantees	129,140	1,106	608	616	131,470
At 31 December 2023
Acceptances and endorsements	191	–	–	–	191
Other contingent liabilities	1,192	595	183	594	2,564
Total contingent liabilities	1,383	595	183	594	2,755
Lending commitments and guarantees	91,674	16,577	11,591	2,789	122,631
Other commitments	–	38	41	23	102
Total commitments and guarantees	91,674	16,615	11,632	2,812	122,733
Total contingents, commitments and guarantees	93,057	17,210	11,815	3,406	125,488